Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
As required by SEC regulations, we are providing the following information about “Compensation Actually Paid,” as defined by the SEC and in Note 2 below, and certain financial performance of the Company.

			Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) (in 000s)
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)			Total Shareholder Return (TSR)	FTSE Nareit Equity Health Care Index TSR(3)		Normalized FFO/ Share(4)
2025	$17,501,073	$40,514,474	$5,295,582	$10,454,331	$187.19	$164.51	$251,381	$3.48
2024	14,438,118	21,873,324	4,327,326	5,870,995	138.59	128.07	81,153	3.19
2023	13,520,625	10,139,836	4,107,540	3,806,036	113.40	103.13	(40,973)	2.99
2022	14,059,092	17,813,641	4,224,753	4,826,766	98.54	90.52	(47,447)	2.99
2021	14,263,728	9,914,452	6,012,810	5,967,437	107.75	116.32	49,008	2.90

Company Selected Measure Name	Normalized FFO/Share
Named Executive Officers, Footnote	The Named Executive Officers in the fiscal years identified above were:

Year	CEO	Other NEOs
2025	Debra A. Cafaro	Robert F. Probst, Peter J. Bulgarelli, J. Justin Hutchens and Carey S. Roberts
2024	Debra A. Cafaro	Robert F. Probst, Peter J. Bulgarelli, J. Justin Hutchens and Carey S. Roberts
2023	Debra A. Cafaro	Robert F. Probst, Peter J. Bulgarelli, J. Justin Hutchens and Carey S. Roberts
2022	Debra A. Cafaro	Robert F. Probst, Peter J. Bulgarelli, John D. Cobb and J. Justin Hutchens
2021	Debra A. Cafaro	Robert F. Probst, Peter J. Bulgarelli, John D. Cobb and J. Justin Hutchens

Peer Group Issuers, Footnote	Total Shareholder Return and FTSE Nareit Equity Health Care Index Total Shareholder Return reflect the return a stockholder would have recognized at the end of each of the fiscal years shown had they invested $100 in the Company or the FTSE Nareit Equity Health Care Index, respectively, on January 1, 2021. We have chosen to include the FTSE Nareit Equity Health Care Index TSR as our peer group TSR in this table as this is one of the primary measures of performance used in our long-term equity incentive plan.
PEO Total Compensation Amount	$ 17,501,073	$ 14,438,118	$ 13,520,625	$ 14,059,092	$ 14,263,728
PEO Actually Paid Compensation Amount	$ 40,514,474	21,873,324	10,139,836	17,813,641	9,914,452
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2025
Adjustments	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(12,015,051)	$(3,174,175)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	21,882,372	5,575,753
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	12,982,156	2,774,037
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,711,613	325,122
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,594,105)	(358,076)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	46,416	16,088
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	$23,013,401	$5,158,749

Non-PEO NEO Average Total Compensation Amount	$ 5,295,582	4,327,326	4,107,540	4,224,753	6,012,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,454,331	5,870,995	3,806,036	4,826,766	5,967,437
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid” is defined by the SEC as the total compensation reported in the Summary Compensation Table for the applicable fiscal year adjusted as follows:

	2025
Adjustments	CEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(12,015,051)	$(3,174,175)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	21,882,372	5,575,753
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	12,982,156	2,774,037
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,711,613	325,122
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(1,594,105)	(358,076)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	46,416	16,088
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	$23,013,401	$5,158,749

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Cumulative TSR

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Ventas Total Shareholder Return ($)	FTSE NAREIT Equity Health Care Index TSR ($)

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income (Loss) (in $000s)

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Net Income (in $000s)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Normalized FFO/Share ($)

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Normalized FFO/Share ($)

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Cumulative TSR

CEO Compensation Actually Paid ($)	Other NEO Average Compensation Actually Paid ($)
Ventas Total Shareholder Return ($)	FTSE NAREIT Equity Health Care Index TSR ($)

Tabular List, Table

Financial Performance Measures Linked to the Compensation of Named Executive Officers
Normalized FFO/ Share
Fixed Charge Coverage
TSR Relative to the FTSE Nareit Equity Health Care Index
TSR Relative to the MSCI U.S. REIT Index
Net Debt to Further Adjusted EBITDA

Total Shareholder Return Amount	$ 187.19	138.59	113.40	98.54	107.75
Peer Group Total Shareholder Return Amount	164.51	128.07	103.13	90.52	116.32
Net Income (Loss)	$ 251,381,000	$ 81,153,000	$ (40,973,000)	$ (47,447,000)	$ 49,008,000
Company Selected Measure Amount | $ / shares	3.48	3.19	2.99	2.99	2.90
PEO Name	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro	Debra A. Cafaro
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO/ Share
Non-GAAP Measure Description	Normalized FFO/Share is one of the primary measures used in our Annual Incentive Plan. Historical cost accounting for real estate assets implicitly assumes that the value of real estate assets diminishes predictably over time. However, because real estate values historically have risen or fallen with market conditions, many industry investors deem presentations of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. For that reason, we consider Funds From Operations attributable to common stockholders (“FFO”) and Normalized FFO to be appropriate supplemental measures of operating performance of an equity REIT. For information regarding the calculation of Normalized FFO, please see Appendix A. To calculate Normalized FFO on per share basis, Normalized FFO is divided by weighted average diluted shares.
Measure:: 2
Pay vs Performance Disclosure
Name	Fixed Charge Coverage
Measure:: 3
Pay vs Performance Disclosure
Name	TSR Relative to the FTSE Nareit Equity Health Care Index
Measure:: 4
Pay vs Performance Disclosure
Name	TSR Relative to the MSCI U.S. REIT Index
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt to Further Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,013,401
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,015,051)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,882,372
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,982,156
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,711,613
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,594,105)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,416
PEO | Incremental Fair Value of Options and SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,158,749
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,174,175)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,575,753
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,774,037
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,122
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(358,076)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,088
Non-PEO NEO | Incremental Fair Value of Options and SARs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0